Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$630	$764,984

New York — 120.3%

Corporate — 3.7%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	12,070	17,296,672
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,160	1,183,815
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	635	803,065
AMT, 5.00%, 10/01/40	1,800	2,238,984

		21,522,536

County/City/Special District/School District — 27.2%
City of New York NY, GO, Series F-1, 5.00%, 03/01/50	2,730	3,470,048
City of New York, GO
Series A-1, 5.00%, 08/01/21(b)	1,950	1,972,952
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,312,058
Sub-Series D-1, 5.00%, 10/01/21(b)	2,810	2,865,863
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,433,354
Sub-Series D-1, 5.00%, 10/01/33	5,540	5,648,030
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	5,435	6,071,873
Series E, 5.00%, 08/01/32	2,040	2,247,386
Series I, 5.00%, 08/01/22(b)	490	519,508
City of Yonkers New York, GO
Series B, (AGM, SAW), 4.00%, 02/15/36	205	245,401
Series B, (AGM, SAW), 4.00%, 02/15/37	325	387,998
Series B, (AGM, SAW), 4.00%, 02/15/38	355	422,791
Series B, (AGM, SAW), 3.00%, 02/15/39	325	351,088
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	2,171,471
Series B, (AGM), 5.00%, 07/01/45	2,185	2,675,117
Erie County Industrial Development Agency, RB
Series A, (SAW), 5.25%, 05/01/31	2,305	2,313,621
Series A, (SAW), 5.25%, 05/01/32	1,000	1,003,740
Erie County Industrial Development Agency, Refunding RB
Series A, (SAW), 5.00%, 05/01/28	750	892,740
Series A, (SAW), 5.00%, 05/01/29	4,060	4,827,502
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,860,149
Sub-Series B-2, 4.00%, 11/15/34	3,000	3,495,780
Nassau County Refunding GOL, Series A, (AGM), 4.00%, 04/01/50	4,575	5,339,986
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/39	5,000	3,168,800
(AGC), 0.00%, 03/01/43	4,330	2,368,337
New York City Industrial Development Agency, Refunding RB, 3.00%, 03/01/49	2,215	2,272,258
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38.	1,000	1,111,340
Series A-2, 5.00%, 08/01/38	4,105	5,068,074
Sub-Series A-1, 5.00%, 08/01/40	1,025	1,271,000
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,776,467
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,846,114

Security	Par (000)	Value

County/City/Special District/School District (continued)

New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series B-1, 5.00%, 11/01/36	$1,690	$1,915,007
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,748,480
Sub-Series E-1, 5.00%, 02/01/43	975	1,177,732
Sub-Series F-1, 5.00%, 05/01/42	7,175	8,662,090
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	685	521,799
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,373,750
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,870,162
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,471,156
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,825	2,887,738
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	8,360,675
5.00%, 11/15/45	13,995	15,869,630
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,570	2,631,089
5.00%, 11/15/44	2,000	2,043,540
5.75%, 11/15/51	3,000	3,084,960
Class 1, 4.00%, 09/15/35	1,090	1,125,785
Class 2, 5.00%, 09/15/43	3,725	3,867,667
Series 1, Class 1, 5.00%, 11/15/44(d)	6,110	6,652,446
New York State Dormitory Authority, RB(b)
Series A, 5.00%, 07/01/21	1,500	1,511,565
Series A, 5.00%, 02/15/23	6,500	7,061,015
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,573,708
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	750	831,300

		156,652,140

Education — 14.3%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/31	250	274,173
Series A, 5.00%, 12/01/32	100	109,416
Series A, 4.00%, 12/01/34	110	113,724
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	975	1,096,602
Series A, 5.00%, 06/01/43	525	581,921
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	851,085
5.00%, 07/01/48	1,030	1,266,076
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,443,116
4.00%, 07/01/46	2,235	2,512,274
Hempstead Town Local Development Corp., Refunding
RB, 5.00%, 07/01/47	1,645	1,993,707
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	954,169
Series B, 5.00%, 07/01/43	2,940	3,442,181
Monroe County Industrial Development Corp., RB, Series B, 4.50%, 07/01/21(b)	3,885	3,911,884
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,440	1,590,408
Series A, 4.00%, 07/01/39	500	554,305
New York State Dormitory Authority, RB (AGM), 5.75%, 05/01/21	2,075	2,075,000

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)

New York State Dormitory Authority, RB (continued)
1st Series, (AMBAC), 5.50%, 07/01/40	$4,580	$6,790,033
Series A, 5.00%, 07/01/21(b)	325	327,486
Series A, 5.50%, 07/01/21(b)	1,550	1,563,082
Series B, 5.00%, 07/01/22(b)	3,840	4,055,731
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,425,218
Series A, 5.00%, 07/01/22(b)	8,730	9,220,404
Series A, 5.25%, 07/01/23(b)	12,930	14,350,102
Series A, 5.00%, 07/01/35	1,380	1,612,765
Series A, 4.00%, 07/01/37	240	268,697
Series A, 5.00%, 07/01/37	2,240	2,611,638
Series A, 5.00%, 07/01/38	1,475	1,802,642
Series A, 5.00%, 07/01/43	2,520	2,921,436
Series A, 5.00%, 07/01/46	2,490	2,990,565
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,340	2,405,450
St. Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	500	506,745
Troy Capital Resource Corp., Refunding RB, 4.00%, 09/01/40	985	1,158,202
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,574,399
Series A, 5.00%, 07/01/41	825	933,479
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	442,453
Series A, 5.00%, 10/15/50	645	733,726

		82,464,294

Health — 7.0%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,870	3,160,387
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	300,236
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	855	949,743
5.00%, 12/01/46	1,280	1,498,125
Monroe County Industrial Development Corp., Refunding RB
3.00%, 12/01/40	1,270	1,352,842
4.00%, 12/01/46	2,910	3,340,825
Series A, 5.00%, 12/01/32	830	885,751
Series A, 5.00%, 12/01/37	350	372,635
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,035,150
Series D, 4.25%, 05/01/39	300	310,545
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	815	922,115
1st Series, 5.00%, 07/01/42	2,625	3,197,250
Series A, 5.00%, 05/01/21	4,000	4,000,000
Series A, 5.25%, 05/01/21	9,220	9,220,000
Series A, 5.00%, 05/01/32	3,525	4,089,176
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,775	2,913,028

Security	Par (000)	Value

Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$625	$709,963
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(b)	1,790	1,832,835

		40,090,606

Housing — 9.1%
New York City Housing Development Corp., RB, M/F Housing 4.00%, 11/01/43	790	858,106
Series A, (HUD SECT 8), 2.70%, 08/01/45	275	278,020
Series A, 2.90%, 11/01/50	900	918,873
Series B-1, 5.25%, 07/01/32	6,865	7,485,665
Series B-1, 5.00%, 07/01/33	1,675	1,817,978
Series D-1-B, 4.20%, 11/01/40	550	584,903
Series G-1, 3.90%, 05/01/45	550	571,346
Series H, 2.55%, 11/01/45	1,265	1,271,780
Series H, 2.60%, 11/01/50	2,175	2,179,306
Series I-1, 2.55%, 11/01/45	3,820	3,828,671
Series I-1-A, 3.95%, 11/01/36	550	598,812
Series I-1-A, 4.05%, 11/01/41	550	598,477
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	578,351
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,245	1,317,372
Series B-1-A, 3.75%, 11/01/54	1,725	1,827,689
Series D-1-B, (FHA 542 (C)), 2.50%, 11/01/55	2,730	2,634,122
New York State Housing Finance Agency, RB, M/F Housing Series B, (FHLMC SONYMA COLL, FNMA, GNMA), 4.00%, 11/01/42	1,045	1,133,459
Series D, (SONYMA), 3.80%, 11/01/49	2,050	2,220,027
Series E, (SONYMA), 3.80%, 11/01/49	1,130	1,223,722
Series H, 4.15%, 11/01/43	1,650	1,834,998
Series H, 4.20%, 11/01/48	1,095	1,211,793
Series M-1, (SONYMA FHA 542(C)), 2.65%, 11/01/54	765	773,178
Series P, 3.15%, 11/01/54	1,315	1,365,378
Series A, AMT, 4.65%, 11/15/38	1,500	1,504,080
State of New York Mortgage Agency Refunding RB, 2.50%, 10/01/46	3,630	3,599,363
State of New York Mortgage Agency, RB, S/F Housing, Series 225, 2.45%, 10/01/45	500	490,975
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,095	1,192,718
Series 218, AMT, 3.85%, 04/01/38	295	320,810
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,754,726
Series 194, AMT, 3.80%, 04/01/28	3,780	4,103,417
Yonkers Industrial Development Corp., RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,452,311

		52,530,426

Other — 0.2%
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	930	975,421

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 12.1%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 5.00%, 07/15/37	$2,000	$2,318,080
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	1,910	2,440,846
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	6,070	7,112,401
New York State Dormitory Authority, RB
Series 2015B-C, 5.00%, 03/15/37	2,000	2,367,020
Series A, 5.00%, 03/15/39	1,610	1,994,677
Series A, 5.00%, 03/15/41	8,550	10,358,753
Series A, 5.00%, 02/15/42	3,000	3,572,010
Series B, 5.00%, 03/15/37	1,000	1,040,260
Series B, 5.00%, 03/15/39	2,280	2,767,213
Series B, 5.00%, 03/15/42	7,500	7,792,125
Series C, 4.00%, 03/15/45	3,900	4,384,068
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	6,200	7,224,612
Series B, 5.00%, 02/15/37	2,130	2,614,447
Series B, 4.00%, 02/15/46	2,835	3,188,496
Series E, 5.00%, 03/15/41	3,335	4,139,669
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/32	2,000	2,172,820
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,286,188

		69,773,685

Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,273,395
5.00%, 06/01/48	820	847,363
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,460	2,638,818
Series A-2-B, 5.00%, 06/01/51	800	844,816
Series B, 5.00%, 06/01/41	655	762,807
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,650	1,863,576
5.25%, 05/15/40	2,250	2,455,740
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35 .	310	374,334
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	3,200	3,478,432

		15,539,281

Transportation — 26.5%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	1,250	1,469,250
5.00%, 01/01/47	1,545	1,810,215
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	800	959,120
Series A, 5.00%, 02/15/42	6,225	7,427,919
Series A, 4.00%, 02/15/44	2,685	3,010,422
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(b)	1,000	1,025,820
Series A, 5.00%, 05/15/23(b)	1,000	1,098,380
Series A, 5.00%, 11/15/42	3,500	4,235,280
Series A-1, 5.25%, 11/15/23(b)	5,405	6,098,785
Series D, 5.25%, 11/15/21(b)	3,450	3,543,525
Series E, 5.00%, 11/15/38	7,785	8,548,631
Series H, 5.00%, 11/15/22(b)	930	999,015

Security	Par (000)	Value

Transportation (continued)

Metropolitan Transportation Authority, RB (continued)
Series H, 5.00%, 11/15/31	$760	$812,417
Sub-Series B-3, 5.00%, 11/15/23(b)	3,250	3,646,662
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	4,000	4,251,600
Series A, (AGM), 4.00%, 11/15/46	1,035	1,166,652
Series C-1, 4.75%, 11/15/45	1,795	2,159,116
Series C-1, 5.00%, 11/15/56	2,350	2,711,124
Sub-Series B-1, 5.00%, 11/15/51	2,815	3,338,393
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	6,172,263
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,500	3,604,720
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	2,110	2,504,528
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(b)	7,475	7,714,200
Series J, 5.00%, 01/01/41	6,275	6,994,868
Series K, 5.00%, 01/01/29	2,225	2,580,177
Series K, 5.00%, 01/01/31	1,500	1,737,090
Series L, 5.00%, 01/01/34	840	1,042,600
Series L, 5.00%, 01/01/35	970	1,203,237
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,575	1,698,952
Series A, AMT, 5.00%, 07/01/41	2,155	2,423,944
Series A, AMT, 5.00%, 07/01/46	1,735	1,943,339
Series A, AMT, 5.25%, 01/01/50	10,730	12,084,126
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,840	2,083,414
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/41	275	315,183
Series A, Class A, AMT, 4.00%, 12/01/42	275	314,424
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	153,386
AMT, 5.00%, 04/01/35	110	133,848
AMT, 5.00%, 04/01/36	120	144,858
AMT, 5.00%, 04/01/37	140	168,209
AMT, 5.00%, 04/01/38	70	83,713
AMT, 5.00%, 04/01/39	95	113,060
Port Authority of New York & New Jersey, ARB, Consolidated, 220th Series, AMT, 4.00%, 11/01/59	5,895	6,637,239
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,628,325
Series 179, 5.00%, 12/01/38	1,390	1,550,489
178th Series, AMT, 5.00%, 12/01/43	750	830,303
195th Series, AMT, 5.00%, 04/01/36	1,500	1,831,575
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,000	1,020,020
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	775,469
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,138,690
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,268,512
State of New York Thruway Authority, RB, Series B, Subordinate, 4.00%, 01/01/53	985	1,122,457
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,150	1,333,517
Series B, 5.00%, 11/15/40	1,010	1,199,830
Series B, 5.00%, 11/15/45	1,500	1,761,495

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/38.	$1,000	$1,069,470
Series A, 5.25%, 11/15/45.	1,460	1,714,142
Series A, 5.00%, 11/15/50	4,500	5,189,130
Series C, 5.00%, 11/15/37	1,050	1,324,754
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,898,031

		152,819,913

Utilities — 17.5%
Long Island Power Authority, RB
5.00%, 09/01/35	2,000	2,535,780
5.00%, 09/01/36	975	1,208,513
5.00%, 09/01/37	3,825	4,832,390
5.00%, 09/01/42	335	411,862
5.00%, 09/01/47	1,075	1,311,876
Series A, (AGM), 5.00%, 05/01/21	3,775	3,775,000
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	590	711,705
Series B, 5.00%, 09/01/46	825	989,068
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47.	4,140	5,108,346
Series DD-1, 4.00%, 06/15/49	1,365	1,559,867
Series DD-1, 3.00%, 06/15/50	970	1,029,830
Series CC-1, Subordinate, 3.00%, 06/15/51	2,730	2,945,670
Series CC-1, Subordinate, 4.00%, 06/15/51	5,455	6,453,974
New York City Water & Sewer System, Refunding RB
Series EE, 5.00%, 06/15/40	5,170	6,408,112
Series HH, 5.00%, 06/15/39	3,000	3,504,990
Sub-Series AA-1, 3.00%, 06/15/50	1,700	1,835,932
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(b)	4,920	5,047,034
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	1,195	1,397,230
Series B, 5.00%, 03/15/45	5,145	5,998,401
Series B, Subordinate, 5.00%, 06/15/48	1,345	1,680,873
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/40	4,275	5,041,123
Series A, 5.00%, 06/15/45	18,920	22,231,379
Series B, 5.00%, 06/15/36	2,100	2,111,550
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	9,960	11,119,942
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,363,070

		100,613,517

Total Municipal Bonds in New York		692,981,819

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	803,763
Series A-1, Restructured, 5.00%, 07/01/58	1,042	1,170,593
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,506,181
Series A-2, Restructured, 4.78%, 07/01/58	123	136,930
Series B-1, Restructured, 4.75%, 07/01/53	746	826,083
Series B-1, Restructured, 5.00%, 07/01/58	9,024	10,138,464

Security	Par (000)	Value

State (continued)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.33%, 07/01/40	$7,120	$7,783,655
Series B-2, Restructured, 4.78%, 07/01/58	722	801,218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,522	3,317,692

Total Municipal Bonds in Puerto Rico		26,484,579

Total Municipal Bonds — 125.0% (Cost: $656,030,878)		720,231,382

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 35.4%

County/City/Special District/School District — 2.9%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	3,500	3,931,725
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(f)	3,645	3,662,213
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,221,814
Sub-Series F-1, 5.00%, 05/01/38	4,123	5,035,641

		16,851,393

Education(b) — 1.3%
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21	5,198	5,237,840
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,196,004

		7,433,844

Health — 1.2%
County of Monroe New York Industrial Development Corp., 4.00%, 07/01/50	5,892	6,835,146

Housing — 3.8%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,733	2,894,182
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,370	4,851,836
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,625	2,791,451
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	5,457	5,978,494
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,412	2,671,721
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,471	2,670,499

		21,858,183

State — 5.3%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,514,560
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(f)	3,549	4,414,987
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	3,940	4,009,265

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	$1,001	$1,166,198
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	7,995	9,215,517
Series A, 4.00%, 10/15/32	8,000	8,941,200

		30,261,727

Transportation — 14.4%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	18,000	18,538,038
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	3,645	3,792,003
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(f)	5,953	6,846,819
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,805	3,182,357
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,900	4,637,568
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	6,000	6,126,600
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,908,969
Series 169th, AMT, 5.00%, 10/15/25	7,990	8,158,751
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46.	15,000	17,766,000
Series C-2, 5.00%, 11/15/42	6,675	8,190,025

		83,147,130

Utilities — 6.5%
New York City Water & Sewer System, Refunding RB 5.00%, 06/15/38(f)	1,391	1,704,502
Series BB, 5.00%, 06/15/44	3,991	4,104,497
Series HH, 5.00%, 06/15/32	9,900	9,955,935
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	6,557	7,580,145
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,500	4,234,930
Series B, 4.00%, 12/15/35	2,980	3,432,811
Series TE, Restructured, 5.00%, 12/15/41	5,998	6,696,740

		37,709,560

Total Municipal Bonds in New York		204,096,983

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4% (Cost: $192,454,245)		204,096,983

Total Long-Term Investments — 160.4% (Cost: $848,485,123)		924,328,365

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(g)(h)	4,604,531	$4,604,531

Total Short-Term Securities — 0.8% (Cost: $4,604,531)		4,604,531

Total Investments — 161.2% (Cost: $853,089,654)		928,932,896

Other Assets Less Liabilities — 1.3%		7,802,108

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.6)%		(113,047,808)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.9)%		(247,400,601)

Net Assets Applicable to Common Shares — 100.0%		$576,286,595

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 15, 2047, is $9,199,441.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$2,482,990	$2,122,175	(a)	$—	$(634)	$—	$4,604,531	4,604,531	$455	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	196	06/21/21	$25,897	$(106,586)
U.S. Long Treasury Bond	88	06/21/21	13,844	(150,128)

				$(256,714)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$720,231,382	$—	$720,231,382
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	204,096,983	—	204,096,983
Short-Term Securities
Money Market Funds	4,604,531	—	—	4,604,531

	$4,604,531	$924,328,365	$—	$928,932,896

6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(256,714)	$—	$—	$(256,714)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(113,014,394)	$—	$(113,014,394)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(360,714,394)	$—	$(360,714,394)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

SCHEDULE OF INVESTMENTS	7